Consolidated Statements of Cash Flows $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)
Operating activities
Net loss	$ (167.0)	$ (984.9)
Items not affecting cash:
Depreciation of property, plant and equipment and intangible assets	103.4	355.9
Deferred income tax expense	6.5	(106.8)
Pension funding in excess of expense	(8.2)	(6.8)
Post-employment benefit funding in excess of expense	(6.0)	(13.2)
Unrealized foreign exchange gain on:
accrued pension liability	(12.9)	8.1
post-employment benefit obligations	(14.0)	10.0
Finance costs	55.5	72.1
Severance costs	0.0	45.8
Loss on disposal of property, plant and equipment	1.7	0.4
Interest on pension and other post-employment benefit obligations	16.1	15.8
Other income	(32.7)	(76.2)
Accretion of governmental loans and environmental liabilities	12.3	16.0
Unrealized foreign exchange gain on government loan facilities	(9.3)	8.5
(Decrease) increase in fair value of IPO and LETL Warrant liabilities	4.0	(41.5)
(Decrease) increase in fair value of earnout liability	2.4	(5.6)
(Decrease) increase in fair value of share-based payment compensation liability	5.3	(19.8)
Impairment loss	0.0	503.4
Other	14.7	25.1
Cash flows from (used in) operations	(28.2)	(193.7)
Net change in non-cash operating working capital	(5.9)	75.1
Share-based payment compensation and earnout units settled	(2.1)	0.0
Environmental liabilities paid	(2.7)	(1.0)
Insurance proceeds for operating expenses	0.0	53.5
Cash (used in) generated by operating activities	(38.9)	(66.1)
Investing activities
Acquisition of property, plant and equipment	(300.1)	(328.5)
Insurance proceeds for property damage	27.9	15.0
Proceeds from land sale	0.0	1.2
Cash used in investing activities	(272.2)	(312.3)
Financing activities
Bank indebtedness advanced, net	0.1	171.4
Restricted cash	3.8	0.0
Senior secured lien notes issued, net of underwriter fees	472.6	0.0
Transaction costs on senior secured lien notes	(4.1)	0.0
Governmental loans received	43.6	99.7
Governmental loans transaction costs	0.0	(2.8)
Repayment of governmental loans	(8.7)	(14.0)
Interest paid	(23.7)	(48.1)
Dividends paid	(21.5)	(14.8)
Other	1.7	9.4
Cash generated by financing activities	463.8	200.8
Effect of exchange rate changes on cash	16.3	(11.8)
Cash
(Decrease) increase in cash	169.0	(189.4)
Opening balance	97.9	266.9
Ending balance	$ 266.9	$ 77.5